Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2016
Registrant Name	dei_EntityRegistrantName	World Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001396092
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	wft
Prospectus Date	rr_ProspectusDate	May 01, 2016
REMS REAL ESTATE VALUE-OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY REMS Real Estate Value-Opportunity Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The REMS Real Estate Value-Opportunity Fund (the “Fund”) seeks to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferreds and other publicly traded companies whose primary business is in the real estate industry.

Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Each of the numbers shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its Value, Yield-Advantage strategy (as described in more detail below) through investment in public real estate securities, which may include equity REITs, mortgage REITs, REIT preferreds, and other publicly traded companies whose primary business is in the real estate industry. This strategy often leads to investment in smaller capitalization companies (under $1B). The composition of the portfolio does not seek to mimic equity REIT indices.

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments. For purposes of the Fund’s investment policies, a company principally engaged in the real estate industry is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial or residential real estate or has at least 50% of its assets in such real estate businesses. These include securities issued by real estate investment trusts (“REITs”) and real estate operating companies. The Fund does not invest in real estate directly.

In selecting Fund investments, the Adviser employs its Value, Yield-Advantage investment process, which seeks to invest Fund assets in companies whose underlying real estate assets are trading at a discount to their private market value (i.e., the value of a real estate investment if the fee ownership is held by a private owners rather than a publicly traded company.) In selecting Fund investments, the Adviser applies a proprietary REIT Multi-Factor Model combined with in-depth industry and company specific research. The Adviser seeks to invest Fund assets in companies that it believes are well managed, have positive fundamentals and are undervalued in relation to other securities in the same market sector based on net asset value and capital structure. The portfolio of securities in which the Fund invests will normally represent a broad range of geographic region, property type and tenant. The Fund may hold as few as twenty long positions and the Adviser may also take short positions in REITs, real estate operating companies and other real estate securities. The long equity securities generally will be of U.S. issuers that are considered by the Adviser to be undervalued and have dividend yields that exceed the yield of the NAREIT equity index.

In executing its investment strategy, the Fund may use leverage, i.e., borrow money for investing, for the purpose of enhancing returns and meeting operating expenses and redemption requests while maintaining investment capacity. The Fund may borrow and, if so, will maintain varying levels of leverage depending on factors such as the price of the security relative to the underlying real estate and the returns of the security relative to the interest expense of the Fund. The amount of leverage may not exceed 33-1/3% of the Fund’s total assets (including the amount of the borrowings but reduced by any liabilities not constituting borrowings). The Adviser is most likely to employ the use of leverage during periods when dividend yields from the Fund’s investments are in excess of the cost to borrow, and when the Adviser believes that the securities are trading at a discount to their underlying real estate value. Notwithstanding this expectation, the Fund will not use leverage, or will use leverage to a lesser extent, if the Adviser anticipates that leveraged assets in the Fund would result in lower returns to shareholders.

The Fund may take short positions in the Fund totaling up to 30% of the Fund’s total assets. The Adviser would be most likely to use shorting to protect accumulated unrealized gains, or to take advantage of special situations where the investment’s fundamental outlook is believed poor relative to its current valuation. The Adviser may short either individual securities and/or index funds when appropriate.

While both leverage and shorting are permitted, neither is required to execute the Fund’s Value, Yield-Advantage investment process.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund is not guaranteed and you may lose money by investing in the Fund. The Fund is not a complete investment program. It has been designed to provide exposure to the real estate industry and is typically used in conjunction with a variety of other investments to provide investors with a full and appropriate asset allocation. The value of your investment will go up and down, which means you could lose money when you sell your shares.

Real Estate Market and REIT Risk. Since the Fund concentrates its assets in the real estate industry, your investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund. The Fund will be subject to risks similar to those associated with the direct ownership of real estate, including: declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants, changes in interest rates and changes in the tax laws.

Additionally, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).

REITs, and in particular mortgage REITs, are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investments in REITs may also be subject to limited financial resources, infrequent or limited trading, and abrupt or erratic price movements.

To the extent the Fund invests in REITs, most of its distributions will be taxable as ordinary income (to the extent that they come from mortgage interest and rents), rather than qualifying for the lower rate on qualified dividends. Thus, an investment in the Fund may not be suitable for taxable entities.

Investment in Smaller Companies Risk. The Fund may be focused on smaller companies (those companies with a market capitalization of less than $1 billion). Smaller real estate company stocks can be more volatile and speculative than, and perform differently from, larger real estate company stocks. Smaller companies tend to have limited resources, product, and market share and are dependent on a smaller management group than larger companies. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The prices of small company stocks may fall regardless of trends in the broader market.

Leverage Risk. The Fund may use leverage in executing its investment strategy. Leverage will increase the volatility of the Fund’s performance and its risk. The amount of leverage may not exceed 33-1/3% of the Fund’s total assets (including the amount of the borrowings but reduced by any liabilities not constituting borrowings). The amount of the Fund’s borrowings, and the interest rates at which the Fund borrows in particular, will affect the operating results of the Fund. There can be no assurance that a leveraging strategy will be successful.

Short Sales Risk. The Fund may engage in short sales of securities and index funds in executing its investment strategy. Short sales may not exceed 30% of the Fund’s total assets. Short sales may occur if the Adviser determines an event is likely to have a downward impact on the market price of a company’s securities. Such practices can, in certain circumstances, substantially increase the impact of adverse price movements on the Fund’s portfolio. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund may incur expenses in selling securities short.

Stock Market Risk. Stock prices in general rise and fall as a result of investors’ perceptions of the market as a whole. If the stock market drops in value, the value of the Fund’s portfolio investments is also likely to decrease in value. The increase or decrease in the value of the Fund’s investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

Non-Diversification Risk. The Fund is non-diversified and takes larger positions in a smaller number of issuers than a diversified fund. The change in the value of a single stock in the Fund’s portfolio may have a greater impact on the Fund’s net asset value than it would on a diversified fund. The Fund’s share price may fluctuate more than the share price of a comparable diversified fund.

Investment Style Risk. The Fund pursues a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Preferred Securities Risk. Preferred securities combine features of both fixed income and equity. Preferred securities tend to perform more like traditional fixed income securities because regular income distributions are the principal source of return, as opposed to capital appreciation. Therefore, prices of preferred securities can rise or fall depending on interest rates. Adverse changes in the credit quality of the issuer may negatively impact the market value of the securities. This credit risk may also include that the issuer cannot afford to pay the preferred dividend due to tenant vacancies, defaults, or other cash flow issues. The securities may be redeemed beginning on their call date, or at any time following a special event (i.e. a change in tax law that adversely affects the Company with regard to the securities). If called, holders may face a reinvestment decision at lower future rates. Certain events can impact a preferred security issuer’s financial situation and ability to make timely payments to shareholders, including economic, political, legal, or regulatory changes and natural disasters. Event risk is unpredictable and can significantly impact preferred security holders since they are paid after bondholders Also, in the event of a sale or privatization of a company, its preferred shares may be negatively impacted. Preferred securities are also subject to duration risk as they are long-duration instruments, typically callable only at the option of the issuer. They are also subject to the risk that if the company is taken over by another company with higher leverage than the current issuer, coverages and other credit metrics could decline making the preferred security less valuable.

Restricted and Illiquid Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Adviser may not be able to sell the security at a time when it might wish to sell, which means that the Fund could lose money.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theworldfundstrust.com or by calling toll-free 800-673-0550.

The Fund acquired the assets and assumed the historical performance of another mutual fund (the “Predecessor Fund”) on November 25, 2005. The performance shown in the bar chart and table for periods between that date and December 16, 2002 is the performance of the Predecessor Fund. On December 16, 2002, the Predecessor Fund acquired the assets of an unregistered, similarly managed investment company (the “Partnership”). Performance prior to that date is that of the Partnership. The Partnership was not subject to the same investment and tax restrictions as the Predecessor Fund or the Fund; if it had been, the Partnership’s performance may have been lower. Additionally, on August 15, 2014 the Fund was reorganized from a series of World Funds, Inc., a Maryland corporation, to a series of the World Funds Trust (the “Trust”), a Delaware statutory trust (the “Reorganization”). The performance information shown below is based upon the average total returns of the Fund (which, as noted above, includes the performance of the Predecessor Fund and the Partnership) prior to the Reorganization. The performance information below is intended to serve as an illustration of the variability of the Fund’s returns. The fee and expense structure prior to the Reorganization was different and could have impacted results.

The following bar chart shows the Fund’s annual returns for the Institutional shares of the Fund as of December 31, 2015. The performance of the Fund’s Platform shares would have been lower than the Institutional shares returns shown in the bar chart because the expenses of the Classes differ.

Bar Chart Heading	rr_BarChartHeading	Year-By-Year Annual Returns REMS Real Estate Value Opportunity Fund Total Return - Institutional Shares
Annual Return 2006	rr_AnnualReturn2006	24.94%
Annual Return 2007	rr_AnnualReturn2007	(10.19%)
Annual Return 2008	rr_AnnualReturn2008	(32.38%)
Annual Return 2009	rr_AnnualReturn2009	42.66%
Annual Return 2010	rr_AnnualReturn2010	32.98%
Annual Return 2011	rr_AnnualReturn2011	(2.29%)
Annual Return 2012	rr_AnnualReturn2012	29.17%
Annual Return 2013	rr_AnnualReturn2013	14.75%
Annual Return 2014	rr_AnnualReturn2014	18.48%
Annual Return 2015	rr_AnnualReturn2015	(0.95%)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown, the highest quarterly return was 34.51% (quarter ended September 30, 2009) and the lowest quarterly return was -33.64% (quarter ended December 31, 2008). The quarterly return for the most recent quarter ended March 31, 2016 was 1.40%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns For Periods Ended December 31, 2015
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how average annual total returns of the Fund’s Institutional Class compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Because the Partnership was not a regulated investment company and, therefore, did not distribute current or accumulated earnings and profits, after-tax returns are not included for the period of the Partnership’s operations (December 1, 1999 to December 16, 2002). The after-tax returns for the Platform Class shares will differ from those of the Institutional Class shares as the expenses of the Classes differ.

REMS REAL ESTATE VALUE-OPPORTUNITY FUND | INSTITUTIONAL SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.41%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	396
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,511
REMS REAL ESTATE VALUE-OPPORTUNITY FUND | INSTITUTIONAL SHARES | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.95%)
5 Years	rr_AverageAnnualReturnYear05	11.15%
Since Inception	rr_AverageAnnualReturnSinceInception	10.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2002
REMS REAL ESTATE VALUE-OPPORTUNITY FUND | INSTITUTIONAL SHARES | Return After-Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.44%)
5 Years	rr_AverageAnnualReturnYear05	9.58%
Since Inception	rr_AverageAnnualReturnSinceInception	8.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2002
REMS REAL ESTATE VALUE-OPPORTUNITY FUND | INSTITUTIONAL SHARES | Return After-Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.96%
5 Years	rr_AverageAnnualReturnYear05	8.42%
Since Inception	rr_AverageAnnualReturnSinceInception	7.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2002
REMS REAL ESTATE VALUE-OPPORTUNITY FUND | INSTITUTIONAL SHARES | NAREIT Equity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.20%
5 Years	rr_AverageAnnualReturnYear05	11.96%
Since Inception	rr_AverageAnnualReturnSinceInception	11.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2002
REMS REAL ESTATE VALUE-OPPORTUNITY FUND | PLATFORM SHARES
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.66%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	818
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,791
REMS REAL ESTATE VALUE-OPPORTUNITY FUND | PLATFORM SHARES | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.22%)
5 Years	rr_AverageAnnualReturnYear05	10.89%
Since Inception	rr_AverageAnnualReturnSinceInception	14.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2009
REMS Real Estate Income 50/50 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY REMS Real Estate Income 50/50 Fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The Fund seeks to achieve a primary objective of high current income with a secondary objective of long-term capital growth through investment in the shares of publicly traded real estate securities. The Fund will pursue its income strategy though a portfolio of 50% preferred securities and 50% common equities, rebalanced periodically to offset changes in market valuations. This strategy is intended to produce high relative portfolio income and longer term potential for growth in asset value. The manager may shift the allocation up to a minimum of 25% of either common or preferred equities or a maximum of 75% in either type if in its discretion another allocation within this range would better achieve the Fund’s objectives.

Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Each of the numbers shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve a primary objective of high current income with a secondary objective of long-term capital growth. The Fund will pursue its income strategy though a portfolio of 50% preferred securities and 50% common equities, rebalanced periodically to offset changes in market valuations. This strategy is intended to produce high relative portfolio income and longer term potential for growth in asset value. The manager may shift the allocation up to a minimum of 25% of either common or preferred equities or a maximum of 75% in either type if in its discretion another allocation within this range would better achieve the Fund’s objectives. This strategy often leads to investment in smaller capitalization companies (under $1B).

Under normal conditions, the Fund invests at least 80% of its assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a company principally engaged in the real estate industry is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial or residential real estate or has at least 50% of its assets in such real estate businesses. These include securities issued by real estate investment trusts ("REITs") and real estate operating companies. The Fund does not invest in real estate directly.

In selecting Fund investments, the Adviser applies a proprietary Real Estate Multi-Factor Model combined with in-depth industry and company specific research. The Adviser under normal conditions seeks to invest Fund assets in income producing securities issued by real estate companies, consisting primarily of REITs, REOCs, real estate service companies, REIT preferreds and real estate debt securities. The portfolio of securities in which the Fund invests will normally represent a broad range of geographic region, property type and tenant.

The portfolio generally will consist of securities of U.S. and Canadian issuers. The real estate common equity securities generally will be of issuers considered by the Adviser to be undervalued and to have dividend yields greater than the NAREIT equity index. In addition to attractive underlying real estate valuation, the Adviser will seek company fundamentals that may produce dividend increases over time.

The preferred REIT securities and REIT debt securities may consist of investment grade, non- investment grade (also referred to as “junk bonds”) and non-rated securities and will be selected based on the Adviser's fundamental research related to the issuer as well as the issuer's corporate and capital structure and the placement of the preferred or debt securities within that structure. In investing in preferred or fixed income securities, the Adviser will seek attractive dividend yields combined with fixed charge and dividend coverage adequate to cover those obligations.

In executing its investment strategy, the Fund may use leverage, i.e., borrow money for investing, for the purpose of enhancing returns and meeting operating expenses and redemption requests while maintaining investment capacity. The amount of leverage may not exceed 33-1/3% of the Fund's total assets (including the amount of the borrowings but reduced by any liabilities not constituting borrowings). The Fund may borrow and, if so, will maintain varying levels of leverage depending on factors such as the price of the security relative to the underlying real estate and the returns of the security relative to the interest expense of the Fund. Notwithstanding this expectation, the Fund will not use leverage, or will use leverage to a lesser extent, if the Adviser anticipates that leveraged assets in the Fund would result in lower returns to shareholders. The Adviser may also purchase securities for which there is a limited liquid market or companies with limited operating histories.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund is not guaranteed and you may lose money by investing in the Fund. The Fund is not a complete investment program. It has been designed to provide exposure to the real estate industry and is typically used in conjunction with a variety of other investments to provide investors with a full and appropriate asset allocation. The value of your investment will go up and down, which means you could lose money when you sell your shares.

Real Estate Market Risk. Since the Fund concentrates its assets in the real estate industry, your investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates.

Real Estate Investment Trusts (“REITs”) Risk. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund. The Fund will be subject to risks similar to those associated with the direct ownership of real estate, including: declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants, changes in interest rates and changes in the tax laws.

Additionally, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Finally, investments in REITs also involve the following risks: limited financial resources, infrequent or limited trading, and abrupt or erratic price movements. To the extent the Fund invests in foreign or domestic REITs, most of its distributions will be taxable as ordinary income (to the extent that they come from mortgage interest and rents), rather than qualifying for the lower rate on qualified dividends. Thus, an investment in the Fund may not be suitable for taxable entities.

Investment in Smaller Companies Risk. Small companies may have limited operating histories. There may be less trading volume in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks.

Restricted and Illiquid Securities Risk. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Adviser may not be able to sell the security at a time when it might wish to sell, which means that the Fund could lose money.

Leverage Risk. The Fund may use leverage in executing its investment strategy. Leverage will increase the volatility of the Fund's performance and its risk. The amount of leverage may not exceed 33-1/3% of the Fund's total assets (including the amount of the borrowings but reduced by any liabilities not constituting borrowings). The amount of the Fund's borrowings and the interest rates at which the Fund borrows in particular, will affect the operating results of the Fund. There can be no assurance that a leveraging strategy will be successful.

Stock Market Risk. Stock prices in general rise and fall as a result of Investor’s perceptions of the market as a whole. If the stock market drops in value, the value of the Fund's portfolio investments is also likely to decrease in value. The increase or decrease in the value of the Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

Debt Securities Risk. Debt Securities are issued with a specific interest rate and maturity. Once the securities are issued they are subject to credit risk, and interest rate risk. Credit risk is the chance that the issuer will fail to pay the stipulated interest payments on the security, or to pay the principal at maturity. Negative perceptions of the issuer's ability to make interest or principal payments will cause the price of the security to decline.

Interest Rate Risk. The value of bonds and preferred equities generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the Fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. Government Securities and other very high quality bonds, changes in interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds.

Credit Risk. Credit risk is the risk that a security in the Fund's portfolio will decline in price or the issuer will fail to make dividend, interest or principal payments when due because the issuer of the security experiences a decline in its financial status. Real estate companies, including REITs, may be highly leveraged and financial covenants may affect the ability of REITs to operate effectively.

Non-Diversification Risk. The Fund is non-diversified and takes larger positions in a smaller number of issuers than a diversified fund. The change in the value of a single stock in the Fund's portfolio may have a greater impact on the Fund's net asset value than it would on a diversified fund. The Fund's share price may fluctuate more than the share price of a comparable diversified fund.

Investment Style Risk. The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Preferred Securities Risk. Preferred securities combine features of both fixed income and equity. Preferred securities tend to perform more like traditional fixed income securities because regular income distributions are the principal source of return, as opposed to capital appreciation. Therefore, prices of preferred securities can rise or fall depending on interest rates. Adverse changes in the credit quality of the issuer may negatively impact the market value of the securities. This credit risk may also include that the issuer cannot afford to pay the preferred dividend due to tenant vacancies, defaults, or other cash flow issues. The securities may be redeemed beginning on their call date, or at any time following a special event (i.e. a change in tax law that adversely affects the company with regard to the securities). If called, holders may face a reinvestment decision at lower future rates. Certain events can impact a preferred security issuer’s financial situation and ability to make timely payments to shareholders, including economic, political, legal, or regulatory changes and natural disasters. Event risk is unpredictable and can significantly impact preferred security holders since they are paid after bondholders. Also, in the event of a sale or privatization of a company, its preferred shares may be negatively impacted. Preferred securities are also subject to duration risk as they are long-duration instruments, typically callable only at the option of the issuer. They are also subject to the risk that if the company is taken over by another company with higher leverage than the current issuer, coverages and other credit metrics could decline making the preferred security less valuable.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund began operations on October 15, 1997 as the CSI Equity Fund (the "CSI Fund"). On April 4, 2011, the CSI Fund’s investment objective and policies were changed. As such, performance information prior to that time is not shown.

The Fund was reorganized from a series of World Funds, Inc., a Maryland corporation, to a series of the World Funds Trust (the “Trust”), a Delaware statutory trust (the “Reorganization) on August 15, 2014. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theworldfundstrust.com or by calling toll-free 800-673-0550.

The following bar chart shows the Fund’s annual returns for the Institutional shares of the Fund as of December 31, 2015. The performance of the Fund’s Platform shares would have been lower than the Institutional shares returns shown in the bar chart because the expenses of the Classes differ.

Bar Chart Heading	rr_BarChartHeading	Year-By-Year Annual Returns REMS Real Estate Income 50/50 Fund Total Return Institutional Class Shares
Annual Return 2012	rr_AnnualReturn2012	19.49%
Annual Return 2013	rr_AnnualReturn2013	1.34%
Annual Return 2014	rr_AnnualReturn2014	23.04%
Annual Return 2015	rr_AnnualReturn2015	2.69%
Bar Chart Closing	rr_BarChartClosingTextBlock

During the period shown, the highest quarterly return was 9.11% (quarter ended March 31, 2012) and the lowest quarterly return was -4.75% (quarter ended June 30, 2015). The quarterly return for the most recent quarter ended March 31, 2016 was 3.82%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns for Periods Ended December 31, 2015
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how average annual total returns of the Fund’s Institutional and Platform Shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns for the Platform Class shares will differ from those of the Institutional Class shares as the expenses of the Classes differ.

REMS Real Estate Income 50/50 Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a % of amount redeemed on shares held less than ninety (90) days) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.84%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 871
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 04, 2011
REMS Real Estate Income 50/50 Fund | Institutional Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.69%
Since Inception	rr_AverageAnnualReturnSinceInception	8.88%
REMS Real Estate Income 50/50 Fund | Institutional Shares | Return After-Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.59%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
REMS Real Estate Income 50/50 Fund | Institutional Shares | Return After-Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.45%
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%
REMS Real Estate Income 50/50 Fund | Institutional Shares | NAREIT Equity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.20%
Since Inception	rr_AverageAnnualReturnSinceInception	11.17%
REMS Real Estate Income 50/50 Fund | Platform Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a % of amount redeemed on shares held less than ninety (90) days) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.09%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,166
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 04, 2011
REMS Real Estate Income 50/50 Fund | Platform Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	8.53%
REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock

The REMS International Real Estate Value-Opportunity Fund (the “Fund”) seeks to achieve long-term capital growth and current income through a portfolio of securities of publicly traded real estate companies located outside the U.S. that may include REITs, real estate operating companies and other publicly traded companies whose asset base is primarily real estate.

Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.25%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The 1 Year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its Value, Yield-Advantage strategy (as described in more detail below) through investment in international public real estate securities, which may include equity REITs, REIT preferreds, real estate operating companies and other publicly traded companies whose asset base is primarily real estate. This strategy may lead to investment in smaller capitalization companies (under $1B). The composition of the portfolio does not seek to mimic equity REIT indices.

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry outside of the United States. Equity securities can consist of common stocks such as REITS, real estate operating companies and real estate exposed companies. Securities can also include rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents, in the Adviser’s view, a significant element of a security’s value, and preferred stocks.

For purposes of the Fund’s investment policies, a company principally engaged in the real estate industry is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial or residential real estate or has at least 50% of its assets in such real estate businesses. These include securities issued by real estate investment trusts (“REITs”) or comparable foreign structures, and real estate operating companies. A domestic REIT is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. The Fund may invest in equity REITs and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs generate revenue from interest earned on mortgage loans.

Other countries have adopted, or are considering, similar structures whereby such companies would not be subject to corporate income tax in their respective home countries as long as certain similar tax requirements are met, including the distribution of a significant percentage of their net income to shareholders. To the extent the Fund invests in REITS and real estate partnerships, the Fund’s distributions may be taxable as ordinary income to investors because most REIT and real estate partnership distributions come from mortgage interest and rents. As such, the Fund’s distributions may be taxed at the ordinary income rate rather than qualifying for the rate applicable to qualified dividends.

The Fund does not invest in real estate directly. The majority of the Fund’s assets will normally be invested in the securities of companies located in countries other than the United States, although these companies may have investments that provide exposure to the U.S. or Canadian real estate industry. The Fund may invest in securities of issuers located in emerging market countries, but does not expect to invest greater than 30% of assets in such securities. For purposes of the foregoing investment strategies, the Fund considers an issuer to be located in a particular country based on where the issuers is domiciled, where it maintains its headquarters (or primary base of operations) or where its securities are registered and/or traded.

In selecting Fund investments, the Adviser employs its Value, Yield-Advantage investment process, which seeks to invest Fund assets in companies whose underlying real estate assets are trading at a discount to their private market value (i.e., the value of the ownership interested held by a private owners as opposed to a publicly traded company). In selecting Fund investments, the strategy also seeks to find above average dividend yield and strong free cash flow. The Adviser screens its universe of real estate securities for a number of proprietary valuation, income, and balance sheet metrics to identify candidates for investment. This process is combined with in-depth industry and company-specific research to narrow the investment options for the Fund. The Fund may invest in companies without regard to their market capitalization. The Fund’s strategy is an all-cap strategy which means that investments are not made based on securities in REIT indices or benchmarks. The Fund’s investment process is indifferent to index weightings which generally results in a portfolio that is differentiated by company names and percentage exposures. The portfolio of securities in which the Fund invests will normally represent a broad range of geographic regions, property types and tenants. The Fund is non-diversified which means it may hold a smaller number of positions than a fund that is diversified.

In executing its investment strategy, the Fund may borrow (i.e., borrow money from banks for investing, for the purpose of enhancing returns and meeting operating expenses and redemption requests while maintaining investment capacity). If the Fund borrows from a bank, it will maintain varying levels of leverage but the amount of leverage may not exceed 33-1/3% of the Fund’s total assets (including the amount of the bank borrowings but reduced by any liabilities not constituting bank borrowings). The Adviser is most likely to employ the use of leverage during periods when dividend yields from the Fund’s investments are in excess of the cost to borrow, and when the Adviser believes that the securities are trading at a discount to their underlying real estate value.

The Fund may also utilize leverage by taking short positions totaling up to 30% of the Fund’s total assets. The Adviser would be most likely to use shorting to protect accumulated unrealized gains, or to take advantage of special situations where an individual investment’s fundamental outlook is believed poor relative to its current valuation. The Adviser may short either individual securities and/or index funds to pursue these strategies.

The Fund may engage in various investments such as put and call options on foreign currencies, foreign currency forward contracts, foreign currency futures contracts, and foreign currency swaps for the purpose of hedging the Fund’s foreign currency risk. The Fund may use interest rate swaps and futures contracts (such as Treasury futures) to hedge against interest rate risk.

While both leverage and shorting are permitted, neither is required to execute the Fund’s Value, Yield-Advantage investment process. The Fund is long-biased.

Although the Fund intends to invest primarily in equity securities, the Fund may hold for extended periods of time a significant portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit and short-term debt obligations, either due to pending investments or when investment opportunities are limited.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund is not guaranteed and you may lose money by investing in the Fund. The Fund is not a complete investment program. It has been designed to provide exposure to the real estate industry and is typically used in conjunction with a variety of other investments to provide investors with a full and appropriate asset allocation. The value of your investment will go up and down, which means you could lose money when you sell your shares.

Stock Market Risk. Stock prices in general rise and fall as a result of investors’ perceptions of the market as a whole. If the stock market drops in value, the value of the Fund’s portfolio investments is also likely to decrease in value. The increase or decrease in the value of the Fund’s investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

Real Estate Market Risk. Since the Fund concentrates its assets in the real estate industry, your investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions, changing interest rates, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants, and changes in the tax laws.

REIT Risks. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund. Investments in REITS also involve the following risks: limited financial resources, infrequent or limited trading, and abrupt or erratic price movements.

To the extent the Fund invests in foreign REITS, most of its distributions will be taxable as ordinary income (to the extent they come from mortgage interest and rents), rather than qualifying for the lower rate on qualified dividends. Thus, an investment in the Fund may not be suitable for taxable entities.

Interest Rate Risk. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Foreign Investment Risk/Emerging Markets Risk. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; sovereign solvency considerations; less liquid and more volatile exchanges and/or markets; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets. An emerging market is considered to be a market that is in a transitional phase of its economic development and in the process of building liquid equity, debt and foreign exchange markets.

Foreign Currency Risk. Although the Fund will report its net asset value (NAV) and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.

Investment in Smaller Companies Risk. The Fund may be focused on smaller companies (those companies with a market capitalization of less than $1 billion). Smaller real estate company stocks can be more volatile and speculative than, and perform differently from, larger real estate company stocks. Smaller companies tend to have limited resources, product, and market share and are dependent on a smaller management group than larger companies. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The prices of small company stocks may fall regardless of trends in the broader market.

Leverage Risk. The amount of borrowings from banks, including the rates at which the Fund can borrow in particular and other forms of leverage (e.g. short selling – see Short Sales Risk below), will affect the performance of the Fund. Leveraging the Fund exaggerates changes in the value and in the yield of the Fund’s portfolio. This may result in greater volatility of the net asset value of the shares. To the extent the income or capital appreciation derived from securities purchased with monies received from leverage is not sufficient to cover the cost of leverage; the Fund’s return would be lower than if leverage had not been used.

Short Sales Risk. The Fund may also leverage the Fund by engaging in short sales of securities and index funds in executing its investment strategy. Short sales may occur if the Adviser determines an event is likely to have a downward impact on the market price of a company’s securities. Such practices can, in certain circumstances, substantially increase the impact of adverse price movements on the Fund’s portfolio. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund may also cover its short positions by segregating an amount of the cash or liquid securities on its records equal to the market price of the securities sold short.

Concentration Risk. The Fund will concentrate its investments in real estate companies and other publicly traded companies whose asset base is primarily real estate. As such, the Fund will be subject to risks similar to those associated with the direct ownership of real estate including those noted above under “Real Estate Market Risk.”

Non-Diversification Risk. The Fund is non-diversified and takes larger positions in a smaller number of issuers than a diversified fund. The change in the value of a single stock in the Fund’s portfolio may have a greater impact on the Fund’s net asset value than it would on a diversified fund. The Fund’s share price may fluctuate more than the share price of a comparable diversified fund.

Investment Style Risk. The Fund pursues a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. In light of the Fund’s investment strategies, this approach to investing focuses on the value of the underlying real estate assets of the issuers in which the Fund may invest, or the dividend yield rate or free cash flow of such issuers. If the Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, value investing can result in holding portfolios of securities that continue to be undervalued by the markets for long periods of time, thus preventing realization of what the Adviser believes to be the value of the position.

Preferred Securities Risk. Preferred securities combine features of both fixed income and equity. Preferred securities tend to perform more like traditional fixed income securities because regular income distributions are the principal source of return, as opposed to capital appreciation. Therefore, prices of preferred securities can rise or fall depending on interest rates. Adverse changes in the credit quality of the issuer may negatively impact the market value of the securities. The securities may be redeemed beginning on their call date, or at any time following a special event (i.e. a change in tax law that adversely affects the company with regard to the securities). If called, holders may face a reinvestment decision at lower future rates. Certain events can impact a preferred security issuer’s financial situation and ability to make timely payments to shareholders, including economic, political, legal, or regulatory changes and natural disasters. Event risk is unpredictable and can significantly impact preferred security holders since they are paid after bondholders. Also, in the event of a sale or privatization of a company, its preferred shares may be negatively impacted.

Currency and Interest Rate Hedging Risk. The Fund may utilize put and call options for the purpose of hedging the Fund’s foreign currency risk. Options are a type of derivative instrument. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the Fund uses derivatives, such as options, to “hedge” the risk of its portfolio, it is possible that the hedge may not succeed. Imperfect correlation between the options and securities markets may detract from the effectiveness or efficiency of the attempted hedging.

The seller (writer) of a call option which is covered (that is, the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

By investing in options, the Fund may be subject to the risk of counterparty default, as well as the potential for unlimited loss.

The Fund may engage in currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies. Currency transactions may include foreign currency forward contracts, foreign currency swaps and foreign currency futures contracts. While futures contracts generally are liquid investments, under certain market conditions they may become illiquid. As a result, the Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s investment in such contracts. Currency hedging can result in losses to the Fund if the currency being hedge fluctuates to a degree or in a direction that is not anticipated.

The market price of the Fund’s investments will change in response to changes in interest rates and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall, and vice versa. In typical interest rate environments, the prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. These risks may be greater in the current market environment because certain interest rates are near historically low levels. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. A fund with a negative average portfolio duration may decline in value as interest rates decrease. Most high yield investments pay a fixed rate of interest and are therefore vulnerable to inflation risk. The obligor of a fixed-income instrument may not be able or willing to pay interest or to repay principal when due in accordance with the terms of the associated agreement.

The Fund may utilize interest rate swaps and futures contracts (such as Treasury futures) to hedge against interest rate risk. To the extent the Fund uses Treasury futures, it is exposed to the additional volatility in comparison to investing directly in U.S. Treasury bonds. Futures can be less liquid and involve the risk that anticipated treasury rate movements will not be accurately predicted.

The risks associated with the instruments in this section may be significant. The utilization of these types of instruments can magnify losses more than other types of investments. The extent of losses to which the Fund may be exposed as a result of its use of these derivative instruments is not limited.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theworldfundstrust.com or by calling toll-free 800-673-0550.

The following bar chart shows the Fund’s annual returns for the Founders’ Class shares of the Fund as of December 31, 2015.

Bar Chart Heading	rr_BarChartHeading	REMS International Real Estate Value Opportunity Fund Founders Class
Annual Return 2015	rr_AnnualReturn2015	(1.31%)
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the Founders Class Shares' highest return for a calendar quarter was 4.06% (quarter ending 12/31/2015) and the Institutional Class Shares' lowest return for a calendar quarter was (5.82%) (quarter ending 9/30/2015).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Period Ended December 31, 2015
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how average annual total returns of the Fund’s Founders Class shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Founders Class Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND | Before Taxes
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a % of amount redeemed on shares held less than ninety (90) days) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.64%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.64%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 267
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	820
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,400
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,973
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2014
REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND | Before Taxes | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.15%)
REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND | Before Taxes | Return After-Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.57%)
REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND | Before Taxes | Return After-Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.10%)
REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND | Before Taxes | NAREIT Global ex U.S. Equity Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.56%)
[1]	Real Estate Management Services Group, LLC (the "Adviser") has contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Fund do not exceed 1.25% of the Fund's average daily net assets until April 30, 2027. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expense on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board of Trustees of the Trust (the "Board"). The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.
[2]	Real Estate Management Services Group, LLC (the "Adviser") has contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Fund do not exceed 0.70% of the Fund's average daily net assets until April 30, 2027. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board of Trustees of the Trust (the "Board"). The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.
[3]	Real Estate Management Services Group, LLC (the "Adviser") has contractually agreed to waive its fees and reimburse expenses until September 30, 2016 so that there will be no annual fund operating expenses for the Founders Shares through that date. The adviser will have no opportunity to recoup these waivers and expense reimbursements at any time in the future.